CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Sales	$ 2,562,325	$ 1,570,845	$ 955,508
Miscellaneous income	9,033	16,885	11,319
Total revenues	2,571,358	1,587,730	966,827
Cost and expenses:
Cost of sales (exclusive of depreciation and depletion)	1,561,112	766,516	586,774
Depreciation and depletion	230,681	98,702	72,939
Selling, general and administrative	165,749	86,972	70,510
Postretirement benefits	40,385	41,478	30,833
Restructuring and impairment charges			3,601
Total costs and expenses	1,997,927	993,668	764,657
Operating income	573,431	594,062	202,170
Interest expense	(96,820)	(17,250)	(18,975)
Interest income	606	784	799
Other income, net	17,606
Income from continuing operations before income tax expense	494,823	577,596	183,994
Income tax expense	131,225	188,171	42,144
Income from continuing operations	363,598	389,425	141,850
Loss from discontinued operations		(3,628)	(4,692)
Net income	$ 363,598	$ 385,797	$ 137,158
Basic income per share:
Income from continuing operations (in dollars per share)	$ 6.03	$ 7.32	$ 2.67
Loss from discontinued operations (in dollars per share)		$ (0.07)	$ (0.09)
Net income (in dollars per share)	$ 6.03	$ 7.25	$ 2.58
Diluted income per share:
Income from continuing operations (in dollars per share)	$ 6.00	$ 7.25	$ 2.64
Loss from discontinued operations (in dollars per share)		$ (0.07)	$ (0.09)
Net income (in dollars per share)	$ 6.00	$ 7.18	$ 2.55